Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of vessels, net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	$1,267,622	$(403,231)	$864,391
Transfer from Advances for vessels	165,353	—	165,353
Transfer from Right-of-use asset	32,160	(1,523)	30,637
Transfer to Assets held for sale	(26,345)	15,301	(11,044)
Depreciation	—	(48,217)	(48,217)
December 31, 2022	$1,438,790	$(437,670)	$1,001,120
Transfer from Advances for vessels	192,819	—	192,819
Vessels sales	(46,330)	21,846	(24,484)
Transfer to Assets held for sale	(33,674)	9,866	(23,808)
Depreciation	—	(54,129)	(54,129)
December 31, 2023	$1,551,605	$(460,087)	$1,091,518